Financial Instruments - Classification of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Financial assets
Cash and cash equivalents	$ 1,005,885	$ 1,085,581	$ 818,166	$ 540,217	$ 306,109	$ 546,527
Trade receivables from provisional concentrate sales, net of fair value adjustment	11,255		3,518
Long-term investments - warrants held	3,543		785
Long-term investments - common shares held	167,988	$ 127,468	98,190	$ 86,899	$ 245,678	$ 246,026
Trade receivables from sales of cobalt	2,394		1,199
Refundable deposit - 777 PMPA	9,785		9,413
Total financial assets	1,203,687		932,771
Financial liabilities
Accounts payable and accrued liabilities	7,857		13,553
Total financial liabilities	7,857		13,553
Financial liabilities at amortised cost, category [member]
Financial liabilities
Accounts payable and accrued liabilities	7,857		13,553
Financial assets at fair value through net earnings, category [member]
Financial assets
Cash and cash equivalents	1,005,885		818,166
Trade receivables from provisional concentrate sales, net of fair value adjustment	11,255		3,518
Long-term investments - warrants held	3,543		785
Financial assets at fair value through other comprehensive income, category [member]
Financial assets
Long-term investments - common shares held	167,988		98,190
Financial assets at amortized cost, category [member]
Financial assets
Trade receivables from sales of cobalt	2,394		1,199
Refundable deposit - 777 PMPA	9,785		9,413
Other	$ 2,837		$ 1,500